Touchstone Ultra Short Duration Fixed Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	2.48%	2.03%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	2.96%	2.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.23%	2.87%	2.15%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	4.37%	3.12%	2.31%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.89%	3.64%	2.82%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	4.74%	3.38%	2.56%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	1.98%	1.47%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	1.98%	1.49%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	3.71%	2.87%